Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2005 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2005 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.86%)
Since Inception	(5.37%)
Fidelity Freedom Blend 2005 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.36%)
Since Inception	(7.16%)
Fidelity Freedom Blend 2005 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.69%)
Since Inception	(4.51%)
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(6.96%)	[1]
F0556
Average Annual Return:
Past 1 year	(11.46%)
Since Inception	(4.81%)	[1]

[1]	AFrom April 6, 2021.